Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 8,039	$ 7,976	$ 32,779	$ 37,362	$ 37,837